Taxation (Details) ¥ in Millions	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)
Taxation [Line Items]
Income tax rate	0.50%	0.20%
Operating loss carryforwards	$ 3,136,622
Change in valuation allowance	$ 144,008	$ 212,865
PRC [Member]
Taxation [Line Items]
Income tax rate	5.00%
Operating loss carryforwards | ¥			¥ 1.0
Hong Kong [Member]
Taxation [Line Items]
Effective tax rate	16.50%
PRC Enterprise Income Tax [Member]
Taxation [Line Items]
Income tax rate	25.00%